As filed with the Securities and Exchange Commission on May 16, 2013.

1933 Act Registration No. 33-87244

1940 Act Registration No. 811-8894

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 112	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 113	☒

JNL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

with a copy to:

Susan S. Rhee, Esq. JNL Series Trust Vice President, Counsel & Secretary 1 Corporate Way Lansing, Michigan 48951	K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600 Attn: Diane E. Ambler
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 112 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 111 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 16th day of May, 2013.

JNL SERIES TRUST

/S/ SUSAN S. RHEE
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE* Michael Bouchard	May 16, 2013
Trustee

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE* William Crowley	May 16, 2013
Trustee

/S/ DOMINIC D’ANNUNZIO BY SUSAN S. RHEE* Dominic D’Annunzio	May 16, 2013
Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE* Michelle Engler	May 16, 2013
Trustee

/S/ JAMES HENRY BY SUSAN S. RHEE* James Henry	May 16, 2013
Trustee

/S/ GERARD A.M. OPRINS BY SUSAN S. RHEE* Gerard A.M. Oprins	May 16, 2013
Chief Financial Officer and Treasurer

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE* Richard D. McLellan	May 16, 2013
Trustee

/S/ MARK D. NERUD BY SUSAN S. RHEE* Mark D. Nerud	May 16, 2013
President and Trustee

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE* William R. Rybak	May 16, 2013
Trustee

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE* Patricia A. Woodworth	May 16, 2013
Trustee

*	By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase